CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009
Operating Activities
Net earnings	$ 479,196	$ 399,776	$ 345,978
Adjustments to reconcile to net cash provided by operating activities:
Depreciation	114,689	115,059	116,774
Amortization of intangibles	9,476	10,532	10,364
Equity in earnings of affiliates, net of dividends	(22,726)	(13,126)	(4,793)
Provision for deferred income taxes	6,752	29,429	(311)
(Gain) loss on property/equipment sales and plant facilities	(632)	(394)	128
Gain on dissolution of joint venture	0	0	(3,591)
Non-cash investment activities	3,995	(1,760)	(3,555)
Stock-based compensation expense	17,229	14,402	12,054
Excess tax benefit from stock-based compensation	(15,205)	(10,298)	(1,313)
Other	486	7,595	0
Changes in operating assets and liabilities, net of acquisitions:
(Increase) decrease in accounts receivable	(30,171)	(58,647)	38,718
(Increase) decrease in inventories	(92,052)	(73,909)	62,116
Decrease in prepaid expenses and other current assets	10,513	39,289	61,470
Increase (decrease) in pension and post-retirement benefits	5,197	(35,265)	(85,947)
Increase in accounts payable and accrued expenses	3,732	62,849	10,676
Net Cash Provided by Operating Activities	490,479	485,532	558,768
Investing Activities
Sale of available-for-sale securities	0	0	6,270
Purchase of available-for-sale securities	0	0	(2,371)
Net purchase of trading securities	(20,000)	(50,000)	0
Acquisitions of businesses/intangibles	(7,207)	(28,104)	(701)
Purchases of property/equipment	(96,911)	(89,823)	(96,961)
Proceeds from sales of property/equipment	4,386	4,915	5,003
(Increase) decrease in investments, equity in affiliates, and other assets	(51,253)	(95,464)	3,532
Distributions from affiliates	0	0	0
Net Cash Used in Investing Activities	(170,985)	(258,476)	(85,228)
Financing Activities
Principal payments on short-term debt	0	0	(100,000)
Proceeds from long-term debt, net	247,564	0	0
Principal payments on long-term debt	(350,000)	0	0
Dividends paid on common stock	(129,975)	(109,374)	(101,376)
Share repurchase	(152,930)	(69,574)	(38,147)
Proceeds from exercise of stock options	53,780	22,884	2,387
Excess tax benefit from stock-based compensation	15,205	10,298	1,313
Distribution to noncontrolling interest	(8,000)	0	(7,999)
Other	147	1,303	756
Net Cash Used in Financing Activities	(324,209)	(144,463)	(243,066)
(Decrease) Increase in Cash and Cash Equivalents	(4,715)	82,593	230,474
Cash and cash equivalents at beginning of year	467,845	385,252	154,778
Cash and Cash Equivalents at End of Year	$ 463,130	$ 467,845	$ 385,252